Stock Options	3 Months Ended
Apr. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock Options

NOTE 5 – Stock options

Qualified and Non-qualified incentive stock options outstanding at April 30, 2021 are as follows:

		Weighted Average
	Number of	exercise
	Options	price per share
Outstanding, January 31, 2021	146,000	$3.019
Granted	-	-
Expired	-	-
Exercised	-	-
Outstanding, April 30, 2021	146,000	$3.019

Exercisable, April 30, 2021	146,000	$3.019

These options had a weighted average remaining life of 7.37 years and an aggregate intrinsic value of $0 as of April 30, 2021.

During the three months ended April 30, 2021 and 2020, we recognized $0 and $0, respectively, of compensation expense related to stock options.